SUBSEQUENT EVENTS (Details) - USD ($)			1 Months Ended		3 Months Ended
	Oct. 23, 2017	Nov. 16, 2015	Aug. 31, 2017	Jul. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Term Loan due November 16, 2022
Subsequent Event [Line Items]
Term loan balance						$ 350,000,000	$ 800,000,000
Term Loan due November 16, 2022 | Term Loan | LIBOR
Subsequent Event [Line Items]
Basis spread on variable rate (as a percent)		3.25%
Subsequent Event
Subsequent Event [Line Items]
Payments to purchase fully vested awards and cover certain tax withholding on behalf of employees					$ 500,000,000
Cost method investments	$ 51,100,000
Gain on sale of cost method investment	9,100,000
Subsequent Event | Cost Method Investments
Subsequent Event [Line Items]
Proceeds from sale of investment	$ 60,200,000
Subsequent Event | Term Loan due November 16, 2022
Subsequent Event [Line Items]
Term loan balance			$ 425,000,000
Subsequent Event | Term Loan due November 16, 2022 | Term Loan
Subsequent Event [Line Items]
Term loan borrowings			$ 75,000,000
Subsequent Event | Term Loan due November 16, 2022 | Term Loan | LIBOR
Subsequent Event [Line Items]
Interest rate margin decrease			0.75%
Basis spread on variable rate (as a percent)			2.50%	3.25%
Subsequent Event | Term Loan due November 16, 2022 | Term Loan | LIBOR | Minimum
Subsequent Event [Line Items]
Basis spread on variable rate (as a percent)			0.00%	0.75%